Rule 24f-2 Notice
                            Colonial Trust III
                               File #2-15184


1.   Colonial Trust III
     One Financial Center
     Boston, MA 02111

2. Name of each series or class of funds for which this notice is filed:

     Colonial Federal Securities Fund Class A & B
     Colonial Global Equity Fund, Class A & B
     Colonial Growth Shares Fund, Class A & B
     Colonial International Fund For Growth, Class A, B & D
     Colonial Global Natural Resources Fund, Class A & B
     Colonial Strategic Balanced Fund, Class A, B & D
     The Colonial Fund, Class A, B & Z
     Colonial Global Utilities Fund, Class A, B & D

3.   Investment Company Act File #                       811-881

     Securities Act File Number #                        2-15184

4.   Last day of fiscal year for which this notice
     is filed:                                           10/31/96

5.   Check box if this notice is being filed more
     than 180 days after the close of the issuer's
     fiscal year for purposes of reporting securities
     sold after the close of the fiscal year but before
     termination of the issuer's 24f-2 declaration.      0

6.   Date of termination of issuer's declaration under
     rule 24-f2(a)(1),if applicable:                     0

7.   Number and amount of securities of the same
     class or series which had been registered under
     the Securities Act of 1933 other than pursuant to
     rule 24-f2 in a prior fiscal year, but which
     remained unsold at the beginning of the fiscal
     year:                                               0

8.   Number and amount of securities registered during
     the fiscal year other than pursuant to rule 24f-2:  0

9.   Number and aggregate sale price of securities sold
     during the fiscal year:                     Shares    69,487,555

                                                 Dollars $771,341,558

10.  Number and aggregate sale price of securities sold
     during the fiscal year in reliance upon registration
     pursuant to rule 24f-2:                     Shares    69,487,555

                                                 Dollars $771,341,558


11.  Number and aggregate sale price of securities issued
     during the fiscal year in connection with dividend
     reinvestment plans, if applicable:                  0

12.  Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
     fiscal year in reliance on rule 24f-2:              $771,341,558

(ii) Aggregate price of shares issued in connection with
     dividend reinvestment plans:                        0

(iii) Aggregate price of shares redeemed or repurchased
     during the fiscal year:                             $760,698,395

(iv) Aggregate price of shares redeemed or repurchased
     and previously applied as a reduction to filing
     fees pursuant to rule 24e-2:                        0

(v)  Net aggregate price of securities sold and issued
     during the fiscal year in reliance on rule 24f-2:   $10,643,162.17

(vi) Multiplier prescribed by Section 6(b) of the
     Securities Act of 1933 or other applicable law
     or regulation:                                      0.00034482758

(vii)Fee due:                                            $3,670.06

13.  Date of Mailing or wire transfer of filing fee
     to the Commission's lockbox depository              12/23/96

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.




                        By ________________________
                             Michael H. Koonce
                            Assistant Secretary

December 23, 1996

                                        December 23, 1996


Colonial Trust III
One Financial Center
Boston, Massachusetts  02111

Ladies and Gentlemen:

     We understand that Colonial Trust III (the "Trust") is about to file a Rule 24f-2 Notice (the "Notice") with the Securities and Exchange Commission (the "Commission") pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, making definite the registration of 69,487,554.971 shares of beneficial interest (the "Shares") of the Trust sold in reliance upon the Rule during the Trust's fiscal year ended October 31, 1996.

     We have acted as counsel for the Trust since its organization and are familiar with the action taken by its board of trustees to authorize the issuance of the Shares. We have examined records of meetings of its board of trustees and shareholders, its By-Laws and its Agreement and Declaration of Trust and amendments thereto on file at the office of the Secretary of the Commonwealth of Massachusetts. We have also examined such other documents as we deem necessary for the purpose of this opinion.

     We assume that appropriate action has been taken to register or qualify the sale of the Shares under any applicable state and federal laws regulating offerings and sales of securities and that the Notice will be timely filed. We also assume that the Trust or its authorized agent received the authorized payment for the Shares in accordance with the terms described in the Trust's Registration Statement (File No. 811-881) under the Securities Act of 1933.

     Based upon the foregoing, we are of the opinion that the Shares were validly issued, fully paid and nonassessable.

     The Trust is an entity of the type commonly known as a "Massachusetts Business Trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of the Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

     We consent to this opinion accompanying the Notice when filed with the Commission.

                              Very truly yours,



                              Ropes & Gray